Summary of Significant Accounting Policies - Schedule of Estimated Useful life of Property and Equipment (Details) - SayMedia, Inc [Member]	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Computer Equipment and Purchased Software [Member]
Property, plant and equipment, useful life	3 years	3 years	3 years
Leasehold Improvements [Member]
Property, plant and equipment, useful life, description	Lesser of useful life or lease term	Lesser of useful life or lease term	Lesser of useful life or lease term
Furniture and Fixtures [Member]
Property, plant and equipment, useful life	3 years	3 years	3 years